SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes from operations in the PRC	$ (76,899)	$ (146,468)
Statutory income tax rate	25.00%	25.00%
Income tax expense at statutory rate	$ (19,225)	$ (36,617)
Tax effect of non-deductible items
Valuation allowance of deferred tax assets	19,225	36,617
Income tax expense